Taxes (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	$ (5,033)	¥ (35,872)	¥ (52,912)
Deferred income tax benefits	(130,792)	(932,125)
Total provision for income tax	$ (135,825)	¥ (967,997)	¥ (52,912)